Income Tax - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended			39 Months Ended
	Apr. 01, 2018	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2017
Disclosure of income taxes [Line Items]
Provision for income taxes		$ 20,885	$ 11,102	$ 17,692
Decrease in basic earnings loss per share		$ 0.43	$ 0.22	$ 0.36
Decrease in diluted earnings loss per share		$ 0.41	$ 0.21	$ 0.34
Unused tax losses for which no deferred tax asset recognized		$ 18,709
Temporary difference on which deferred tax liability has not been recognized amounts		984,475	$ 840,607	$ 737,776
Income tax reserve		10,216	10,591
Deposit of disputed amounts with tax authorities		11,849	$ 12,534
Demand for payment of service tax					$ 1,965
Corporate Recovery and Tax Incentives for Enterprises Act [Member]
Disclosure of income taxes [Line Items]
Corporate tax rate			5.00%
Applicability of tax rate,fixed period			10 years
Legal proceedings contingent liability [member]
Disclosure of income taxes [Line Items]
Estimated amount of additional taxes		71,712	$ 57,175
Estimated amount of additional taxes, interest		$ 25,481	19,381
Domestic [member]
Disclosure of income taxes [Line Items]
Corporate tax rate		0.00%
India [member]
Disclosure of income taxes [Line Items]
Estimated amount of additional taxes		$ 24,718	27,590
Estimated amount of additional taxes, interest		$ 6,214	$ 9,450
Costa Rica [member] | 2018 - 2021 [member]
Disclosure of income taxes [Line Items]
Percentage of income tax exemption			50.00%
Sri Lanka [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of income taxes [Line Items]
Corporate tax rate	14.00%
Philippines [member]
Disclosure of income taxes [Line Items]
Corporate tax rate			5.00%